Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2021		$ 19	$ 83,949,046	$ (61,689,218)	$ 22,259,847
Balance, shares at Sep. 30, 2021		195,579
Sale of common stock, net of issuance costs		$ 3	1,908,690		1,908,693
Sale of common stock, net of issuance costs, shares		30,206
Share-based compensation			876,368		876,368
Net loss				(29,721,841)	(29,721,841)
Issuance of common stock on vesting of restricted stock units
Issuance of common stock on vesting of restricted stock units, shares		1,087
Sale of preferred stock and common stock warrants, net of issuance costs	$ 1,540,640		597,574		2,138,214
Sale of preferred stock and common stock warrants, net of issuance costs, shares	22,500
Conversion of preferred stock into common stock	$ (1,540,640)	$ 3	1,540,637
Conversion of preferred stock into common stock, shares	(22,500)	25,101
Balance at Sep. 30, 2022		$ 25	88,872,315	(91,411,059)	(2,538,719)
Balance, shares at Sep. 30, 2022		251,973
Sale of common stock, net of issuance costs		$ 11	4,452,001		4,452,012
Sale of common stock, net of issuance costs, shares		109,841
Net share settlement of warrants
Net share settlement of warrants, shares		137
Share-based compensation			91,617		91,617
Net loss				(5,542,142)	(5,542,142)
Balance at Dec. 31, 2022		$ 36	93,415,933	(96,953,201)	(3,537,232)
Balance, shares at Dec. 31, 2022		361,951
Balance at Sep. 30, 2022		$ 25	88,872,315	(91,411,059)	(2,538,719)
Balance, shares at Sep. 30, 2022		251,973
Net loss					(15,155,955)
Balance at Jun. 30, 2023		$ 175	109,985,291	(106,567,014)	3,418,452
Balance, shares at Jun. 30, 2023		1,744,913
Balance at Sep. 30, 2022		$ 25	88,872,315	(91,411,059)	(2,538,719)
Balance, shares at Sep. 30, 2022		251,973
Sale of common stock, net of issuance costs		$ 83	20,895,875		20,895,958
Sale of common stock, net of issuance costs, shares		833,287
Net share settlement of warrants		$ 52	(52)
Net share settlement of warrants, shares		519,492
Share-based compensation			248,626		248,626
Net loss				(18,832,694)	(18,832,694)
Issuance of common stock on vesting of restricted stock units		$ 1	(1)
Issuance of common stock on vesting of restricted stock units, shares		7,676
Exercise of warrants		$ 14	835		849
Exercise of warrants, shares		137,998
Balance at Sep. 30, 2023		$ 175	110,017,598	(110,243,753)	(225,980)
Balance, shares at Sep. 30, 2023		1,750,426
Balance at Dec. 31, 2022		$ 36	93,415,933	(96,953,201)	(3,537,232)
Balance, shares at Dec. 31, 2022		361,951
Sale of common stock, net of issuance costs		$ 56	14,515,912		14,515,968
Sale of common stock, net of issuance costs, shares		557,083
Net share settlement of warrants		$ 1	(1)
Net share settlement of warrants, shares		10,521
Share-based compensation			56,998		56,998
Net loss				(5,667,071)	(5,667,071)
Issuance of common stock on vesting of restricted stock units
Issuance of common stock on vesting of restricted stock units, shares		2,127
Balance at Mar. 31, 2023		$ 93	107,988,842	(102,620,272)	5,368,663
Balance, shares at Mar. 31, 2023		931,682
Sale of common stock, net of issuance costs		$ 17	1,945,660		1,945,677
Sale of common stock, net of issuance costs, shares		166,364
Net share settlement of warrants		$ 51	(51)
Net share settlement of warrants, shares		508,834
Share-based compensation			50,005		50,005
Net loss				(3,946,742)	(3,946,742)
Issuance of common stock on vesting of restricted stock units
Issuance of common stock on vesting of restricted stock units, shares		35
Exercise of warrants		$ 14	835		849
Exercise of warrants, shares		137,998
Balance at Jun. 30, 2023		$ 175	109,985,291	(106,567,014)	3,418,452
Balance, shares at Jun. 30, 2023		1,744,913
Balance at Sep. 30, 2023		$ 175	110,017,598	(110,243,753)	(225,980)
Balance, shares at Sep. 30, 2023		1,750,426
Sale of common stock, net of issuance costs		$ 131	3,916,812		3,916,943
Sale of common stock, net of issuance costs, shares		1,306,250
Retirement of shares in connection with reverse stock split
Retirement of shares in connection with reverse stock split, shares		(1,522)
Net share settlement of warrants		$ 1	(1)
Net share settlement of warrants, shares		14,362
Share-based compensation			50,005		50,005
Net loss				(1,168,509)	(1,168,509)
Balance at Dec. 31, 2023		$ 307	113,984,414	(111,412,262)	2,572,459
Balance, shares at Dec. 31, 2023		3,069,516
Balance at Sep. 30, 2023		$ 175	110,017,598	(110,243,753)	(225,980)
Balance, shares at Sep. 30, 2023		1,750,426
Net loss					(4,308,639)
Balance at Jun. 30, 2024		$ 522	117,169,976	(114,552,392)	2,618,106
Balance, shares at Jun. 30, 2024		5,218,505
Balance at Dec. 31, 2023		$ 307	113,984,414	(111,412,262)	2,572,459
Balance, shares at Dec. 31, 2023		3,069,516
Share-based compensation			60,395		60,395
Net loss				365,425	365,425
Issuance of common stock on vesting of restricted stock units
Issuance of common stock on vesting of restricted stock units, shares		7,885
Exercise of warrants		$ 4	55,996		56,000
Exercise of warrants, shares		35,000
Balance at Mar. 31, 2024		$ 311	114,100,805	(111,046,837)	3,054,279
Balance, shares at Mar. 31, 2024		3,112,401
Sale of common stock, net of issuance costs		$ 4	62,015		62,019
Sale of common stock, net of issuance costs, shares		37,654
Net share settlement of warrants		$ 74	(74)
Net share settlement of warrants, shares		739,950
Share-based compensation			60,395		60,395
Net loss				(3,505,555)	(3,505,555)
Exercise and modification of warrants, net of issuance costs		$ 133	2,946,835		2,946,968
Exercise and modification of warrants, net of issuance costs, shares		1,328,500
Balance at Jun. 30, 2024		$ 522	$ 117,169,976	$ (114,552,392)	$ 2,618,106
Balance, shares at Jun. 30, 2024		5,218,505